Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets [Text Block]

NOTE 5 - PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of the following:

	December 31, 2012	December 31, 2011
Prepaid voyage costs	$252	$258
Insurance claims	—	1,700
Other	342	219

Total prepaid expenses and other current assets	$594	$2,177